UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06240

        Nuveen Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          01/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Select Quality Municipal Fund, Inc. (NQS)
January 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 4.0% (2.7% of Total Investments)

$4,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.375%,	2/09 at 101.00	AAA	$ 4,430,200
	2/01/36 (Pre-refunded to 2/01/09) - FGIC Insured

10,000	Lauderdale County and Florence Health Authority, Alabama, Revenue Bonds, Coffee Health Group,	7/10 at 102.00	AAA	11,432,000
	Series 2000A, 6.000%, 7/01/29 - MBIA Insured

5,155	Phenix City Industrial Development Board, Alabama, Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	5,558,946
	MeadWestvaco Corporation, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)

	Alaska - 0.4% (0.3% of Total Investments)

2,000	Kenai Peninsula Borough, Alaska, Revenue Bonds, Central Kenai Peninsula Hospital Service Area,	8/13 at 100.00	Aaa	2,145,900
	Series 2003, 5.000%, 8/01/23 - FGIC Insured

	Arizona - 0.8% (0.5% of Total Investments)

3,750	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue	12/13 at 100.00	AAA	4,077,450
	Bonds, Series 2003, 5.000%, 12/01/18 - MBIA Insured

	Arkansas - 1.0% (0.7% of Total Investments)

4,500	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Refunding Bonds, Series 1993,	No Opt. Call	A3	5,568,075
	7.375%, 8/01/15

	California - 0.1% (0.0% of Total Investments)

550	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and	4/11 at 102.00	AAA	598,274
	Electric Company, Series 1996A, 5.350%, 12/01/16 (Alternative Minimum Tax) - MBIA Insured

	Colorado - 8.4% (5.6% of Total Investments)

11,000	Colorado Department of Transportation, Revenue Anticipation Bonds, Series 2000, 6.000%, 6/15/15	6/10 at 100.50	AAA	12,676,070
	(Pre-refunded to 6/15/10) - AMBAC Insured

9,250	Colorado Health Facilities Authority, Remarketed Revenue Bonds, Kaiser Permanente System, Series	7/06 at 102.00	AAA	9,776,232
	1994A, 5.350%, 11/01/16

16,995	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A, 5.625%,	11/10 at 100.00	AAA	18,615,133
	11/15/23 (Alternative Minimum Tax) - AMBAC Insured

12,355	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B,	6/11 at 40.52	AAA	3,810,406
	0.000%, 6/15/26 - FSA Insured

	Connecticut - 1.7% (1.1% of Total Investments)

9,285	Connecticut Development Authority, Health Facilities Revenue Refunding Bonds, Alzheimer's Resource	2/05 at 102.00	N/R	9,173,859
	Center of Connecticut Inc., Series 1994A, 7.250%, 8/15/21

	District of Columbia - 3.2% (2.1% of Total Investments)

	District of Columbia, General Obligation Bonds, Series 1998B:
5,000	6.000%, 6/01/19 - MBIA Insured	No Opt. Call	AAA	6,116,400
7,265	5.250%, 6/01/26 - FSA Insured	6/08 at 101.00	AAA	7,756,913

3,350	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series	5/11 at 101.00	BBB	3,358,342
	2001, 6.250%, 5/15/24

	Florida - 2.9% (1.9% of Total Investments)

1,710	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Refunding	6/05 at 101.00	AA+	1,741,703
	Bonds, Series 1995E, 5.125%, 6/01/15

4,550	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2002A, 5.375%, 10/01/30 - MBIA	4/07 at 100.00	AAA	4,764,123
	Insured

	Lee County, Florida, Airport Revenue Bonds, Series 2000A:
3,075	5.875%, 10/01/18 (Alternative Minimum Tax) - FSA Insured	10/10 at 101.00	AAA	3,443,078
4,860	5.875%, 10/01/19 (Alternative Minimum Tax) - FSA Insured	10/10 at 101.00	AAA	5,441,742

	Georgia - 0.7% (0.5% of Total Investments)

3,750	Atlanta, Georgia, Airport General Revenue Bonds, Series 2000B, 5.625%, 1/01/30 (Alternative	1/10 at 101.00	AAA	3,980,063
	Minimum Tax) - FGIC Insured

	Illinois - 15.9% (10.6% of Total Investments)

5,000	Chicago, Illinois, General Obligation Refunding Bonds, Series 1996B, 5.125%, 1/01/25 - FGIC	1/06 at 102.00	AAA	5,185,100
	Insured

5,865	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2000A, 6.500%,	7/10 at 101.00	AAA	6,929,146
	1/01/35 (Pre-refunded to 7/01/10) - FGIC Insured

	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax
	Revenues, Series 1997:
4,000	5.750%, 12/01/20 (Pre-refunded to 12/01/07) - AMBAC Insured	12/07 at 102.00	AAA	4,428,120
1,070	5.750%, 12/01/27 - AMBAC Insured	12/07 at 102.00	AAA	1,174,828
9,230	5.750%, 12/01/27 (Pre-refunded to 12/01/07) - AMBAC Insured	12/07 at 102.00	AAA	10,217,887

7,555	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	12/07 at 102.00	AAA	8,096,240
	Revenues, Series 1997A, 5.250%, 12/01/27 - AMBAC Insured

3,415	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AAA	1,255,798
	Revenues, Series 1998B-1, 0.000%, 12/01/25 - FGIC Insured

5,000	Chicago, Illinois, Special Facility Revenue Bonds, O'Hare International Airport, United Air Lines	No Opt. Call	N/R	2,050,000
	Inc. Project, Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/13)#

15,000	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O'Hare International	1/11 at 101.00	AAA	15,721,200
	Airport, Series 2001A, 5.375%, 1/01/32 (Alternative Minimum Tax) - AMBAC Insured

	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O'Hare International
	Airport, Series 2001C:
3,770	5.100%, 1/01/26 (Alternative Minimum Tax) - AMBAC Insured	1/11 at 101.00	AAA	3,886,757
5,360	5.250%, 1/01/32 (Alternative Minimum Tax) - AMBAC Insured	1/11 at 101.00	AAA	5,569,040

2,000	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I Inc., Series 2001,	2/11 at 102.00	Aaa	2,162,720
	5.950%, 2/20/36

10,000	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002, 5.750%,	5/12 at 100.00	Baa2	10,393,800
	5/15/22

4,500	Kane, McHenry, Cook and DeKalb Counties Community Unit School District 300, Carpentersville,	12/11 at 100.00	AAA	5,092,200
	Illinois, General Obligation Bonds, Series 2000, 5.500%, 12/01/18 - MBIA Insured

2,920	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/12 at 101.00	AAA	3,050,816
	Project, Series 2002A, 5.000%, 12/15/28 - MBIA Insured

	Indiana - 1.8% (1.2% of Total Investments)

1,275	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2000D-3, 5.950%,	1/10 at 100.00	Aaa	1,338,419
	7/01/26 (Alternative Minimum Tax)

7,660	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series 2000,	2/11 at 100.00	AAA	8,555,377
	5.625%, 8/15/33 - AMBAC Insured

	Kansas - 1.7% (1.2% of Total Investments)

5,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company	No Opt. Call	A3	5,207,950
	Project, Series 1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)

3,790	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/23	3/14 at 100.00	AA+	4,077,661

	Kentucky - 0.5% (0.4% of Total Investments)

2,875	Lakeland Wesley Village Inc., Kentucky, FHA-Insured Section 8 Assisted Multifamily Housing Mortgage	5/05 at 100.00	N/R	2,891,129
	Revenue Refunding Bonds, Lakeland Wesley Village I Elderly Project, Series 1991, 7.500%, 11/01/21

	Maryland - 1.6% (1.1% of Total Investments)

7,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/09 at 101.00	AA***	8,558,400
	University, Series 1999, 6.000%, 7/01/39 (Pre-refunded to 7/01/09)

	Massachusetts - 0.9% (0.6% of Total Investments)

3,545	Boston Housing Development Corporation, Massachusetts, FHA-Insured Section 8 Mortgage Loan Project	7/05 at 101.00	AAA	3,574,424
	Bonds, Series 1994A, 5.500%, 7/01/24 - MBIA Insured

1,335	Massachusetts Educational Finance Authority, Student Loan Revenue Refunding Bonds, Series 2000G,	12/09 at 101.00	AAA	1,390,443
	5.700%, 12/01/11 (Alternative Minimum Tax) - MBIA Insured

	Michigan - 8.6% (5.7% of Total Investments)

10,000	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 5.750%, 7/01/26	1/10 at 101.00	AAA	11,371,400
	(Pre-refunded to 1/01/10) - FGIC Insured

3,625	Fowlerville Community Schools, Ingham, Livingston and Shiawassee Counties, Michigan, School	5/07 at 100.00	AAA	3,874,328
	Building and Site Bonds, Series 1996, 5.600%, 5/01/26 (Pre-refunded to 5/01/07) - MBIA Insured

3,275	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	2/05 at 101.00	Ba3	3,275,393
	Obligated Group, Series 1993A, 6.500%, 8/15/18

6,525	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Ascension Health Credit Group,	11/09 at 101.00	AAA	7,394,913
	Series 1999A, 5.750%, 11/15/16 (Pre-refunded to 11/15/09) - MBIA Insured

6,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A3	6,308,520
	Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 (Alternative
	Minimum Tax)

7,500	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series	12/12 at 100.00	AAA	7,955,250
	2002C, 5.450%, 12/15/32 (Alternative Minimum Tax) - XLCA Insured

5,900	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital,	11/11 at 100.00	AAA	6,198,245
	Series 2001M, 5.250%, 11/15/35 - MBIA Insured

	Minnesota - 2.2% (1.4% of Total Investments)

220	Chisago and Stearns Counties and Southcentral Minnesota Multi-County Housing and Redevelopment	3/05 at 102.85	AAA	226,343
	Authority, FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series
	1994B, 7.050%, 9/01/27 (Alternative Minimum Tax)

7,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series	1/11 at 100.00	AAA	7,458,640
	2001A, 5.250%, 1/01/32 - FGIC Insured

3,865	Minnesota Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2000C, 6.100%,	7/09 at 100.00	AA+	3,907,747
	7/01/30 (Alternative Minimum Tax)

	Mississippi - 0.5% (0.3% of Total Investments)

2,475	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial	9/14 at 100.00	N/R	2,569,396
	Healthcare, Series 2004B-1, 5.000%, 9/01/24

	Missouri - 0.3% (0.2% of Total Investments)

1,500	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	1,569,135
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/32 -
	FSA Insured

	Nebraska - 1.2% (0.8% of Total Investments)

6,155	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 1995A, 6.800%,	3/05 at 101.50	AAA	6,227,506
	3/01/35 (Alternative Minimum Tax)

	Nevada - 8.3% (5.5% of Total Investments)

4,885	Clark County, Nevada, Limited Tax General Obligation Bank Bonds, Series 2000, 5.500%, 7/01/18	7/10 at 100.00	AA	5,440,864

7,500	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 1999A, 6.000%, 7/01/29	7/10 at 101.00	AAA	8,670,600
	(Pre-refunded to 7/01/10) - MBIA Insured

10,000	Clark County School District, Nevada, Limited Tax General Obligation School Improvement Bonds,	6/06 at 101.00	AAA	10,588,900
	Series 1996, 6.000%, 6/15/15 (Pre-refunded to 6/15/06) - FGIC Insured

1,950	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail	1/10 at 102.00	AAA	2,166,625
	Project, First Tier, Series 2000, 5.625%, 1/01/32 - AMBAC Insured

10,250	Truckee Meadows Water Authority, Nevada, Water Revenue Bonds, Series 2001A, 5.250%, 7/01/34 - FSA	7/11 at 100.00	AAA	10,917,070
	Insured

6,000	Washoe County, Nevada, Reno-Sparks Convention and Visitors Authority, Limited Tax General	1/10 at 100.00	AAA	6,944,340
	Obligation Bonds, Series 1999A, 6.375%, 7/01/23 (Pre-refunded to 1/01/10) - FSA Insured

	New Jersey - 6.3% (4.2% of Total Investments)

2,400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital Obligated	7/10 at 101.00	BBB-	2,716,320
	Group, Series 2000, 7.500%, 7/01/30

3,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 1997A,	11/07 at 101.50	AAA	3,209,220
	5.550%, 5/01/27 (Alternative Minimum Tax) - AMBAC Insured

17,670	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 2000CC,	10/10 at 100.00	AAA	18,684,611
	5.850%, 10/01/25 (Alternative Minimum Tax) - MBIA Insured

9,360	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/12 at 100.00	BBB	9,101,664
	2002, 5.750%, 6/01/32

	New Mexico - 4.4% (2.9% of Total Investments)

8,500	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of New	4/06 at 101.00	BBB	8,720,490
	Mexico - San Juan Project, Series 1997B, 5.800%, 4/01/22

	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare
	Services, Series 2001A:
8,000	5.500%, 8/01/25	8/11 at 101.00	Aa3	8,512,320
6,200	5.500%, 8/01/30	8/11 at 101.00	Aa3	6,524,446

	New York - 15.3% (10.2% of Total Investments)

7,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series	7/12 at 100.00	AA-	7,302,190
	2002A, 5.125%, 1/01/29

9,290	New York City, New York, General Obligation Bonds, Fiscal Series 1997G, 6.000%, 10/15/26	10/07 at 101.00	Aaa	10,240,553
	(Pre-refunded to 10/15/07)

5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/09 at 101.00	AAA	5,213,550
	Fiscal Series 1999B, 5.000%, 6/15/29 - FSA Insured

6,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/09 at 101.00	AAA	6,569,400
	Fiscal Series 2000A, 5.500%, 6/15/32 - FGIC Insured

2,255	New York City Transit Authority, New York, Metropolitan Transportation Authority, Triborough Bridge	1/10 at 101.00	AAA	2,572,030
	and Tunnel Authority, Certificates of Participation, Series 2000A, 5.750%, 1/01/20 (Pre-refunded
	to 1/01/10) - AMBAC Insured

9,750	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	5/10 at 101.00	AAA	11,292,840
	2000B, 6.000%, 11/15/29 (Pre-refunded to 5/15/10)

10,000	Dormitory Authority of the State of New York, Court Facilities Lease Revenue Bonds, Series 1999,	5/10 at 101.00	A	11,223,500
	6.000%, 5/15/39

5,650	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services	8/09 at 101.00	AAA	6,183,303
	Facilities, Series 1999D, 5.250%, 8/15/24 - FSA Insured

5,400	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 79, 5.300%, 4/01/29	3/09 at 101.00	Aa1	5,543,316
	(Alternative Minimum Tax)

7,545	New York State Urban Development Corporation, Senior Lien Corporate Purpose Bonds, Series 1996,	7/06 at 102.00	AAA	7,978,536
	5.500%, 7/01/26

5,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	No Opt. Call	AA-	5,542,750
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

2,320	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/10 at 100.00	AA-	2,540,887
	Contingency Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16

	North Carolina - 3.5% (2.3% of Total Investments)

18,555	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B,	7/05 at 100.00	AAA	18,595,264
	5.500%, 1/01/17 - FGIC Insured

	North Dakota - 2.1% (1.4% of Total Investments)

10,490	Grand Forks, North Dakota, Sales Tax Revenue Bonds, Aurora Project, Series 1997A, 5.625%, 12/15/29 -	12/07 at 100.00	AAA	11,265,945
	MBIA Insured

	Ohio - 2.2% (1.5% of Total Investments)

	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series 1999:
5,000	6.750%, 4/01/18	4/10 at 101.00	A3	5,578,050
5,000	6.750%, 4/01/22	4/10 at 101.00	A3	5,522,400

600	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	8/10 at 100.00	Aaa	632,532
	Bonds, Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)

	Oklahoma - 2.4% (1.6% of Total Investments)

1,030	Central Oklahoma Transportation and Parking Authority, Oklahoma City, Parking System Revenue	7/06 at 100.00	AAA	1,070,829
	Refunding Bonds, Series 1996, 5.300%, 7/01/12 - FSA Insured

2,235	Oklahoma Development Finance Authority, Revenue Bonds, St. John Health System, Series 2004,	2/14 at 100.00	AA	2,321,405
	5.000%, 2/15/24

10,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series	12/08 at 100.00	B-	9,478,000
	2001B, 5.650%, 12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)

	Pennsylvania - 0.0% (0.0% of Total Investments)

95	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Bonds, Series 1999, 5.750%,	1/10 at 100.00	AAA	106,189
	1/01/15 - FSA Insured

	Puerto Rico - 0.4% (0.3% of Total Investments)

3,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds,	7/17 at 100.00	AAA	2,248,020
	Series 2002D, 0.000%, 7/01/31 - AMBAC Insured

	South Carolina - 8.8% (5.9% of Total Investments)

10,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,	12/12 at 101.00	AA-	11,493,700
	6.000%, 12/01/21

3,750	Greenwood County, South Carolina, Hospital Revenue Bonds, Self Memorial Hospital, Series 2001,	10/11 at 100.00	A	3,927,375
	5.500%, 10/01/31

2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A	2,689,500
	Improvement Bonds, Series 2003, 5.750%, 11/01/28

2,825	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds, Series	8/14 at 100.00	AAA	3,093,319
	2004A, 5.250%, 2/15/22 - MBIA Insured

21,565	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2, 0.000%,	No Opt. Call	AAA	6,092,328
	1/01/30 - AMBAC Insured

1,540	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2000A-2,	6/10 at 100.00	Aaa	1,556,832
	6.000%, 7/01/20 (Alternative Minimum Tax) - FSA Insured

	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed
	Bonds, Series 2001B:
11,530	6.000%, 5/15/22	5/11 at 101.00	BBB	11,552,368
4,000	6.375%, 5/15/28	5/11 at 101.00	BBB	4,001,800
3,000	6.375%, 5/15/30	No Opt. Call	BBB	2,973,600

	South Dakota - 2.3% (1.5% of Total Investments)

2,500	South Dakota Education Loans Inc., Revenue Bonds, Subordinate Series 1998-1K, 5.600%, 6/01/20	6/08 at 102.00	A2	2,634,525
	(Alternative Minimum Tax)

6,175	Sioux Falls, South Dakota, Industrial Revenue Refunding Bonds, Great Plains Hotel Corporation	10/14 at 100.00	AAA	7,999,157
	Project, Series 1989, 8.500%, 11/01/16 (Alternative Minimum Tax) (Pre-refunded to 10/15/14)

1,750	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley Hospital and	11/14 at 100.00	A+	1,856,243
	Health System, Series 2004A, 5.500%, 11/01/31

	Tennessee - 6.5% (4.3% of Total Investments)

5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Bonds,	4/12 at 101.00	Baa3	5,156,300
	Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31

20,060	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding	1/13 at 80.49	AAA	11,343,128
	Bonds, Covenant Health, Series 2002A, 0.000%, 1/01/17 - FSA Insured

12,500	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	11/09 at 101.00	AAA	14,253,875
	Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 5.875%, 11/15/28
	(Pre-refunded to 11/15/09) - AMBAC Insured

	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2000-1:
1,785	5.750%, 7/01/10 (Alternative Minimum Tax)	No Opt. Call	AA	1,820,040
2,145	6.000%, 7/01/13 (Alternative Minimum Tax) - MBIA Insured	7/10 at 101.00	AAA	2,227,904

	Texas - 14.2% (9.5% of Total Investments)

7,925	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company	No Opt. Call	BBB	8,573,661
	Project, Series 2001C, 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11)

5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company	4/13 at 101.00	BBB	6,097,405
	Project, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)

4,500	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999B, 7.750%, 12/01/18	12/08 at 102.00	BBB-	4,998,555

5,500	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001A, 5.000%,	12/11 at 100.00	AAA	5,677,870
	12/01/31 - AMBAC Insured

1,550	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy	4/11 at 101.00	BBB	1,658,547
	Corporation, Series 2001, 6.650%, 4/01/32 (Alternative Minimum Tax)

4,590	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.625%, 7/01/30	7/10 at 100.00	AAA	4,998,785
	(Alternative Minimum Tax) - FSA Insured

5,000	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003, 5.000%,	2/13 at 100.00	AAA	5,247,800
	2/15/26 - AMBAC Insured

3,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2002A,	12/12 at 100.00	AAA	3,897,915
	5.000%, 12/01/30 (Pre-refunded to 12/01/12) - FSA Insured

5,000	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General Obligation	2/12 at 100.00	AAA	5,199,750
	Bonds, Series 2002A, 5.000%, 2/15/27

9,000	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	AAA	9,750,150
	Light and Power Company, Series 1997, 5.125%, 11/01/28 (Alternative Minimum Tax) - AMBAC Insured

775	Panhandle Regional Housing Finance Corporation, Texas, GNMA Mortgage-Backed Securities Program	5/05 at 100.00	AAA	776,744
	Single Family Mortgage Revenue Bonds, Series 1991A, 7.500%, 5/01/24 (Alternative Minimum Tax)

4,700	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	Baa2	5,071,911
	2002A, 6.000%, 10/01/21

5,500	Spring Independent School District, Harris County, Texas, Unlimited Tax Schoolhouse Bonds, Series	8/11 at 100.00	AAA	5,731,660
	2001, 5.000%, 8/15/26

4,520	Texas, General Obligation Bonds, Water Financial Assistance, State Participation Program, Series	8/09 at 100.00	Aa1	4,922,822
	1999C, 5.500%, 8/01/35

3,710	Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA Mortgage-Backed Securities Program	4/05 at 102.00	AAA	3,754,334
	Single Family Mortgage Revenue Bonds, Series 1994, 6.950%, 10/01/27 (Alternative Minimum Tax)

	Utah - 4.2% (2.8% of Total Investments)

2,000	Intermountain Power Agency, Utah, Power Supply Revenue Bonds, Special Obligation Crossover, Sixth	7/06 at 102.00	AAA	2,137,580
	Series 1996B, 6.000%, 7/01/16 - MBIA Insured

3,565	Utah Associated Municipal Power Systems, Revenue Bonds, Payson Power Project, Series 2003A,	4/13 at 100.00	AAA	3,811,342
	5.000%, 4/01/24 - FSA Insured

16,050	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 1997, 5.250%, 8/15/26 -	8/07 at 101.00	AAA	16,587,836
	MBIA Insured

	Vermont - 2.1% (1.4% of Total Investments)

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Fletcher Allen Health
	Care Inc., Series 2000A:
3,720	6.125%, 12/01/15 - AMBAC Insured	12/10 at 101.00	AAA	4,289,681
4,265	6.250%, 12/01/16 - AMBAC Insured	12/10 at 101.00	AAA	4,950,087

1,925	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 2000-13A, 5.950%, 11/01/25	11/09 at 100.00	AAA	2,013,627
	(Alternative Minimum Tax) - FSA Insured

	Washington - 3.8% (2.5% of Total Investments)

8,810	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AAA	9,446,434
	Series 2001A, 5.600%, 1/01/36 (Alternative Minimum Tax) - MBIA Insured

2,500	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station, Series	7/12 at 100.00	AAA	2,862,800
	2002C, 5.750%, 7/01/17 - MBIA Insured

7,225	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.000%,	3/10 at 101.00	AAA	8,075,021
	9/01/20 (Alternative Minimum Tax) - MBIA Insured

	West Virginia - 1.0% (0.6% of Total Investments)

5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company, Series	10/11 at 100.00	BBB	5,129,900
	2003L, 5.500%, 10/01/22

	Wisconsin - 3.2% (2.1% of Total Investments)

9,310	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	9,347,147
	Series 2002, 6.125%, 6/01/27

5,000	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric	4/12 at 100.00	AA-	5,428,300
	Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)

2,100	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services	8/13 at 100.00	A	2,146,576
	Inc., Series 2003A, 5.125%, 8/15/33

$786,010	Total Long-Term Investments (cost $741,147,270) - 149.4%			802,084,373

	Short-Term Investments - 0.8% (0.6% of Total Investments)

4,500	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1	4,500,000
	Obligations, Series 1985, 1.750%, 12/01/15 - MBIA Insured†

$4,500	Total Short-Term Investments (cost $4,500,000)			4,500,000

	Total Investments (cost $745,647,270) - 150.2%			806,584,373

	Other Assets Less Liabilities - 1.7%			9,478,212

	Preferred Shares, at Liquidation Value - (51.9)%			(279,000,000)

	Net Assets Applicable to Common Shares - 100%			$537,062,585

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.
#	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At January 31, 2005, the cost of investments was $745,226,264.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2005, were as follows:

Gross unrealized:
	Appreciation	$65,005,144
	Depreciation	(3,647,035)

	Net unrealized appreciation of investments	$61,358,109

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         04/01/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         04/01/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         04/01/05

* Print the name and title of each signing officer under his or her signature.